Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2020
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets

4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Value added tax recoverable	3,750,491	4,649,736
Other receivables	1,575,467	3,856,326
Advance to suppliers	1,545,793	952,760
Others	976,043	1,305,359
Prepaid expenses and other current assets	7,847,794	10,764,181